SCHEDULE OF PARENT COMPANY CONDENSED STATEMENT OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 986,471	$ 1,115,260	$ 1,661,881
Adjustment to reconcile net income to net cash provided by (used in) operating activities
Net cash (used in) provided by operating activities	(1,416,618)	(1,181,659)	1,786,271
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash provided by (used in) investing activities	614,673	(981,407)	(2,475,332)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	1,096,009	1,725,629	1,236,622
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	969,598	1,072,433
Adjustment to reconcile net income to net cash provided by (used in) operating activities
Equity income of subsidiaries	(969,598)	(1,072,433)
Net cash (used in) provided by operating activities
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash provided by (used in) investing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS, beginning of period
CASH AND CASH EQUIVALENTS, end of period